Income tax benefit / (expense) - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of contingent liabilities [line items]
Expenses not deductible for tax purposes	€ 9,805	€ 7,349	€ 5,648
Other tax items	1,901	€ (2,420)	€ (1,280)
Interest expense
Disclosure of contingent liabilities [line items]
Expenses not deductible for tax purposes	7,700
Switzerland | Withholding taxes
Disclosure of contingent liabilities [line items]
Other tax items	€ 2,100